TAXES ON INCOME - Schedule of reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance		$ 477.8 [1]	$ 453.0
Settlement and decrease related to tax positions taken during prior years		(189.7)	(65.5)
Increase related to tax positions taken during prior years		0.0	36.4
Increase related to tax positions taken during the current year		37.4	53.9
Ending balance	[1]	$ 325.5	$ 477.8

[1]	As of September 30, 2025, and December 31, 2024, unrecognized tax benefit in the amounts of $20.9 and $18.3 was presented net from deferred tax asset.